Segment Information (Tables)	3 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table presents selected financial information with respect to the Company's single operating segment for the three months ended June 30, 2025 and 2024:

	Three Months Ended June 30,
(in millions)	2025	2024
License and Other Revenue	$468	$472
Royalty Revenue	585	467
	1,053	939
Less Operating Costs and Expenses:
Staff costs: Salaries, bonuses and benefits	(389)	(304)
Staff costs: Share-based compensation cost (equity settled)	(241)	(182)
Staff costs: Employer taxes related to share-based compensation	(58)	(89)
Non-staff costs:
Project materials costs, third-party fees paid to consultants, information technology, research and development expenses (excluding employee-related expense), accounting and legal professional services fees, advertising expenses, and other corporate-related expenses	(192)	(145)
Amortization	(24)	(23)
Depreciation	(36)	(19)
Other non-staff costs	1	5
Operating income (loss)	114	182
Operating margin	11%	19%
Income (loss) from equity investments, net	4	24
Interest income, net	27	32
Other non-operating income (loss), net	1	6
Income (loss) from continuing operations before income taxes	146	244
Income tax benefit (expense)	(16)	(21)
Net income (loss)	$130	$223